Net financial results	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Disclosure of financial results
8 NET FINANCIAL RESULT

	03/31/2026	03/31/2025
Financial expenses
Interest on loans, financing and debentures (1)	(1,401,182)	(1,360,125)
Premium expenses on early settlements (2)	(129,047)
Amortization of transaction costs	(58,457)	(31,923)
Interest expenses on lease liabilities (3)	(113,211)	(116,258)
Other	(103,034)	(131,779)
	(1,804,931)	(1,640,085)

Financial income
Cash and cash equivalents and marketable securities	464,425	348,428
Other	21,588	90,425
	486,013	438,853
Results from derivative financial instruments
Income	3,477,696	4,224,351
Expenses	(452,097)	(531,192)
	3,025,599	3,693,159
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	3,419,196	5,702,984
Leases	119,661	199,040
Other assets and liabilities (4)	(629,102)	(697,738)
	2,909,755	5,204,286
Net financial result	4,616,436	7,696,213
(1)Excludes R$24,929 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the three-month period ended March 31, 2026 (R$52,753 as at March 31, 2025).
(2)R$ 121,752 related to the costs of early termination of the pre‑approved and undrawn credit facility with Finnvera.
(3)Includes R$64,577 referring to the reclassification to the biological assets item for the composition of the formation cost (R$66,200 as of March 31, 2025).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.